Financial Investors Variable Insurance Trust

1625 Broadway, Suite 2200

Denver, Colorado 80202

May 6, 2005

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street N. W.

Washington, DC  20549

Re: Financial Investors Variable Insurance Trust

File Nos.

811-10215

333-50832

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust, effective April 29, 2004, does not differ materially from Post-Effective Amendment No. 7 filed on May 2, 2005, which was filed electronically.

Sincerely,

/s/ Tané T. Tyler

Tané T. Tyler

Secretary